Schedule of Inventory, Current (Details) - EUR (€) € in Thousands	Jun. 30, 2015	Dec. 31, 2014
Components, spare parts	€ 3,812	€ 4,225
Work-in-progress	1,056	832
Finished goods	2,029	1,591
Total gross inventories	6,898	6,648
Less: provision for slow-moving inventory	(874)	(741)
Total	€ 6,023	€ 5,908